Class K [Member] Investment Strategy - Class K - BlackRock LifePath Dynamic 2035 Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
LifePath Dynamic 2035 Fund allocates and reallocates its assets among a combination of equity, bond, multi-asset and money market funds (the “Underlying Funds”) and derivatives in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”), some of which may be index funds.
The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an Underlying Fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to enhance return, in which case their use may involve leveraging risk. Derivatives generally will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives, except that derivatives used to manage currency exposure will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.
The Fund may invest up to 10% of its net assets in Underlying Funds that are multi-asset funds designed to have a lower correlation to traditional assets such as equities or fixed income (such Underlying Funds, “Tactical Allocation Underlying Funds”). The allocation to such Tactical Allocation Underlying Funds is designed to seek to improve overall portfolio diversification and enhance returns. Allocations to such Tactical Allocation Underlying Funds will not be allocated to the Fund’s equity or fixed income allocations for the purposes of the glide path.
The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain Underlying Funds may invest in equity securities of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure companies, foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Under normal circumstances, the asset allocation between equity and fixed income assets will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of these two asset classes over time. As the glide path shows, the Fund’s asset mix between equity and fixed income assets becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.
The following chart illustrates the glide path — the target allocation to the equity asset class as the Fund approaches its target date.
The following table lists the target allocations to equity and fixed income asset classes (each as a percentage of the Fund’s net assets) by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)[1]	Fixed Income Funds[1]
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%

[1]  BFA may adjust the allocation to equity and fixed income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations.

The table shown above depicts only the asset allocation between equity and fixed income investments. The Fund may also invest in Tactical Allocation Underlying Funds, which will not be allocated towards the equity and fixed income percentages listed for the glide path. The Fund’s investments in money market funds also will not be allocated towards the equity and fixed income percentages listed for the glide path. This means that in considering the glide path, you should understand that it is not a complete representation of the Fund’s portfolio. It shows only how the Fund generally allocates assets between equity and fixed income investments as a percentage of the Fund’s net assets, and notwithstanding that it shows figures that add up to 100%, it does not account for the Fund’s investments in other asset classes (which can include Tactical Allocation Underlying Funds, currency exposure or money market funds).
The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets among equity and fixed income assets listed for the glide path (each as a percentage of the Fund’s net assets) are general, long-term targets, BFA may adjust the allocation to equity and fixed income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. Investments in equity and fixed income Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income, Tactical Allocation or money market funds and a brief description of their investment objectives and primary investment strategies. The specific derivatives selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective.
Within the prescribed percentage allocations to equity and fixed income, BFA seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including large cap, mid cap, small cap and emerging growth funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.